INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of developed technology acquired with an estimated useful life
	December 31,
	2023	2022

Acquired technology	$3,004	$3,004

Accumulated amortization and Impairment	2,924	2,655

Depreciated cost	$80	$349